ALPS ETF Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

January 10, 2017

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: ALPS ETF Trust (the “Registrant”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus with respect to the Registrant, effective January 6, 2017, does not differ from the one filed in the Post-Effective Amendment No. 284 on January 6, 2017, which was filed electronically.

Sincerely,

/s/ Abigail Murray
Abigail Murray, Esq.
Secretary

cc:	Stuart Strauss, Esq. Dechert LLP